Robins, Kaplan, Miller & Ciresi L.L.P.
2800 LaSalle Plaza
800 LaSalle Avenue
Minneapolis, MN 55402-2015
Tel: 612-349-8500 Fax: 612-339-4181
www.rkmc.com

May 17, 2005

John R. Houston
(612) 349-8285

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549
  Re:
  Golf Galaxy, Inc.
  Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Golf Galaxy, Inc., a Minnesota corporation (the "Company"), enclosed herewith for filing under the Securities Act of 1933, as amended (the "Securities Act"), is a Registration Statement on Form S-1 relating to the initial public offering of the Company's common stock. The Company has previously paid the registration fee of $5,415 by wire transfer to the Commission's account at Mellon Bank as permitted by the rules under the Securities Act.

Should the Staff have any questions or comments regarding the enclosed Form S-1, please contact the undersigned at (612) 349-8285 or Anne M. Rosenberg of this firm at (612) 349-8508.

Very truly yours,
/s/ JOHN R. HOUSTON